UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2012 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 96.3%
United States Treasury Obligations: 94.5%
	United States Treasury Bills
$7,000,000	0.01%, 10/18/12 (b)	$6,999,627
5,000,000	0.01%, 11/08/12	4,999,393
9,000,000	0.10%, 11/01/12 (b)	8,999,244
5,000,000	0.10%, 11/15/12	4,999,375
13,000,000	0.11%, 02/28/13	12,993,370
10,000,000	0.12%, 10/04/12 (b)	9,999,904
4,000,000	0.12%, 10/11/12 (b)	3,999,872
13,000,000	0.12%, 02/21/13 (b)	12,994,319
10,000,000	0.12%, 03/21/13	9,993,830
10,000,000	0.12%, 12/20/12	9,998,220
7,000,000	0.12%, 03/07/13	6,996,108
11,000,000	0.12%, 02/14/13 (b)	10,995,633
13,000,000	0.13%, 12/13/12 (b)	12,997,894
13,000,000	0.13%, 02/07/13 (b)	12,995,346

		129,962,135

Number of Shares

Money Market Fund: 1.8%
2,514,065	AIM Treasury Portfolio - Institutional Class	2,514,065

Total Short-term Investments (Cost: $132,473,438)		132,476,200
Other assets less liabilities: 3.7%		5,140,922

NET ASSETS: 100.0%		$137,617,122

(a)	Represents consolidated Schedule of Investments. The CM Commodity Index Fund may effect certain investments through the Commodity Series Fund I Subsidiary, a wholly owned subsidiary.
(b)	All or a portion of these securities are segregated for swap collateral.

Total Return Swap Contracts – As of September 30, 2012, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Appreciation

UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$135,042,000	0.48%	10/31/12	1.7%	$2,358,499

Summary of Investments by Sector (unaudited)	% of Investments	Value

Government	98.1%	$129,962,135
Money Market Fund	1.9	2,514,065

	100.0%	$132,476,200

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short-Term Investments:
United States Treasury Obligations	$—	$129,962,135	$—	$129,962,135
Money Market Fund	2,514,065	—	—	2,514,065

Total	$2,514,065	$129,962,135	$—	$132,476,200

Other Financial Instruments, net*	$—	$2,358,499	$—	$2,358,499

* Other financial instruments, net include total return swap contracts.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 89.3%
Bermuda: 0.5%
78,900	Central European Media Enterprises Ltd. (USD) *	$513,639

Brazil: 5.7%
106,000	BR Malls Participacoes S.A.	1,471,895
107,000	BR Properties S.A.	1,396,054
24,000	Cielo S.A.	598,920
54,000	Estacio Participacoes S.A.	905,660
90,000	International Meal Co. Holdings S.A.	843,507
21,300	Localiza Rent a Car S.A.	374,044

		5,590,080

Canada: 0.8%
36,500	First Quantum Minerals Ltd.	777,820

China / Hong Kong: 26.6%
70,000	ASM Pacific Technology Ltd. #	827,269
1,030,000	Baoxin Auto Group Ltd. * #	647,129
1,560,000	Beijing Capital International Airport Co. Ltd. #	1,043,928
350,000	Biostime International Holdings Ltd. #	898,042
1,470,000	Boer Power Holdings Ltd. #	510,148
1,499,000	Brilliance China Automotive Holdings Ltd. * #	1,646,523
1,370,000	China Hongqiao Group Ltd. #	599,398
1,550,000	China Medical System Holdings Ltd. #	808,409
2,063,000	China Minsheng Banking Corp. Ltd. #	1,619,223
70,500	Focus Media Holding (ADR)	1,649,700
6,288,000	Franshion Properties China Ltd. #	1,912,595
490,000	Galaxy Entertainment Group Ltd. * #	1,634,232
2,500,000	Genting Hong Kong Ltd. (USD) * #	795,780
1,710,000	Greatview Aseptic Packaging Co. Ltd. #	926,187
845,000	Haier Electronics Group Co. Ltd. * #	975,817
932,000	Kunlun Energy Co. Ltd. #	1,627,500
67,900	Noah Holdings Ltd. (ADR)	293,328
13,692,000	REXLot Holdings Ltd. #	1,020,549
1,320,000	Sitoy Group Holdings Ltd. * #	706,371
1,040,000	Techtronic Industries Co. #	1,887,046
83,500	Tencent Holdings Ltd. #	2,835,509
7,177,000	Tiangong International Co. Ltd. #	1,453,068

		26,317,751

India: 2.7%
50,000	Jammu & Kashmir Bank Ltd. #	884,020
28,000	Larsen & Toubro Ltd. #	844,651
65,000	Phoenix Mills Ltd.	241,293
103,000	Yes Bank Ltd. #	747,295

		2,717,259

Indonesia: 2.5%
1,370,000	Ace Hardware Indonesia Tbk PT #	878,723
3,430,000	Tower Bersama Infrastructure Tbk PT * #	1,592,873

		2,471,596

Israel: 0.1%
68,000	Queenco Leisure International Ltd. (GDR) * # § Reg S	51,026

Kazakhstan: 0.1%
80,385	Chagala Group Ltd. (GDR) * § Reg S	140,674

Luxembourg: 0.7%
250,000	L’Occitane International S.A. (HKD) #	659,143

Mexico: 0.9%
450,000	Genomma Lab Internacional, S.A. de C.V. *	870,861

Nigeria: 1.7%
15,500,000	First Bank of Nigeria Plc	1,464,218
70,000	Nestle Nigeria Plc	254,262

		1,718,480

Panama: 1.1%
13,700	Copa Holdings S.A. (Class A) (USD)	1,113,399

Philippines: 1.4%
5,720,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	170,030
305,000	Security Bank Corp. #	1,197,076

		1,367,106

Russia: 4.7%
21,600	Eurasia Drilling Co. Ltd. (GDR) Reg S	713,866
707,000	Far Eastern Shipping Co. * #	221,226
253,000	Far Eastern Shipping Co. (USD) *	77,798
68,603	Globaltrans Investment Plc (GDR) Reg S	1,425,570
100,000	LSR Group (GDR) Reg S	466,123
8,000	Lukoil OAO (ADR) #	494,474
415,000	Sberbank RF (USD) #	1,214,660

		4,613,717

Singapore: 3.5%
850,000	CSE Global Ltd. #	601,302
350,000	CWT Ltd. #	363,913
725,000	Ezion Holdings Ltd. #	791,246
678,863	Olam International Ltd. #	1,126,134
550,000	OSIM International Ltd. #	624,556

		3,507,151

South Africa: 2.7%
220,000	African Bank Investments Ltd. #	875,333
40,000	African Rainbow Minerals Ltd. #	785,193
18,000	Imperial Holdings Ltd. #	404,962
180,000	Nampak Ltd.	618,527

		2,684,015

South Korea: 13.1%
45,000	Cheil Worldwide, Inc. #	954,340
24,800	Hotel Shilla Co., Ltd. #	1,232,580
5,500	Hyundai Mobis Co. Ltd. #	1,529,027
28,700	Kia Motors Corp. #	1,783,227
3,200	Lotte Shopping Co. #	917,670
5,460	Samsung Electronics Co. Ltd. #	6,579,836

		12,996,680

Switzerland: 1.7%
14,300	Dufry A.G. * #	1,715,450

Taiwan: 3.2%
603,000	Chailease Holding Co. Ltd. #	1,138,401
358,050	Lumax International Corp. Ltd. #	739,068
225,000	Pegatron Corp. #	291,515
420,752	Taiwan Hon Chuan Enterprise Co. Ltd. #	919,479
28,560	Uni-President Enterprises Corp. #	50,461

		3,138,924

Thailand: 3.8%
60,000	Kasikornbank PCL #	354,895
225,000	Kasikornbank PCL (NVDR) #	1,330,855
2,594,260	Minor International PCL (NVDR) #	1,295,552
545,000	Tisco Financial Group PCL (NVDR) #	813,637

		3,794,939

Turkey: 1.3%
30,000	Bizim Toptan Satis Magazalari A.S. #	381,582
260,000	Dogus Otomotiv Servis ve Ticaret A.S. #	878,051

		1,259,633

United Arab Emirates: 0.3%
28,800	DP World Ltd. (USD) #	323,421

United Kingdom: 6.6%
792,000	Afren Plc * #	1,799,554
54,483	Bank of Georgia Holdings Plc #	1,121,395
812,346	Hirco Plc *	555,865
76,000	Ophir Energy Plc * #	746,673
1,086,068	Raven Russia Ltd.	1,184,680
365,000	Volga Gas Plc * #	503,097
61,000	Zhaikmunai LP (GDR) Reg S	622,200

		6,533,464

United States: 3.5%
13,000	Coach, Inc.	728,260
10,600	Cummins, Inc.	977,426
37,700	First Cash Financial Services, Inc. *	1,734,577

		3,440,263

Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD)	75,225

Total Common Stocks (Cost: $77,672,170)		88,391,716

PREFERRED STOCKS: 2.6%
Brazil: 0.8%
139,808	Banco ABC Brasil S.A.	834,469

Russia: 1.8%
950	AK Transneft OAO #	1,736,286

Total Preferred Stocks (Cost: $2,725,609)		2,570,755

MONEY MARKET FUND: 3.0% (Cost: $2,945,579)
2,945,579	AIM Treasury Portfolio - Institutional Class	2,945,579

Total Investments: 94.9% (Cost: $83,343,358)		93,908,050
Other assets less liabilities: 5.1%		5,036,955

NET ASSETS: 100.0%		$98,945,005

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depository Receipt
PHP	Philippine Peso
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the
Board of Trustees. The aggregate value of fair valued securities is $67,868,581 which represents 68.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $191,700 which represents 0.2% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of September 30, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Queenco Leisure International Ltd. (GDR) § Reg S	07/03/2007	68,000	$1,301,023	$51,026	0.1

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	3.9%	$3,615,479
Communications	8.0	7,546,061
Consumer, Cyclical	24.1	22,649,706
Consumer, Non-cyclical	9.2	8,649,072
Diversified	0.4	404,962
Energy	8.8	8,243,650
Financial	22.8	21,362,565
Industrial	11.2	10,482,569
Technology	8.5	8,008,407
Money Market Fund	3.1	2,945,579

	100.0%	$93,908,050

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bermuda	$513,639	$—	$—	$513,639
Brazil	5,590,080	—	—	5,590,080
Canada	777,820	—	—	777,820
China / Hong Kong	1,943,028	24,374,723	—	26,317,751
India	241,293	2,475,966	—	2,717,259
Indonesia	—	2,471,596	—	2,471,596
Israel	—	51,026	—	51,026
Kazakhstan	140,674	—	—	140,674
Luxembourg	—	659,143	—	659,143
Mexico	870,861	—	—	870,861
Nigeria	1,718,480	—	—	1,718,480
Panama	1,113,399	—	—	1,113,399
Philippines	170,030	1,197,076	—	1,367,106
Russia	2,683,357	1,930,360	—	4,613,717
Singapore	—	3,507,151	—	3,507,151
South Africa	618,527	2,065,488	—	2,684,015
South Korea	—	12,996,680	—	12,996,680
Switzerland	—	1,715,450	—	1,715,450
Taiwan	—	3,138,924	—	3,138,924
Thailand	—	3,794,939	—	3,794,939
Turkey	—	1,259,633	—	1,259,633
United Arab Emirates	—	323,421	—	323,421
United Kingdom	2,362,745	4,170,719	—	6,533,464
United States	3,440,263	—	—	3,440,263
Zimbabwe	75,225	—	—	75,225
Preferred Stocks
Brazil	834,469	—	—	834,469
Russia	—	1,736,286	—	1,736,286
Money Market Fund	2,945,579	—	—	2,945,579

Total	$26,039,469	$67,868,581	$—	$93,908,050

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $3,354,361. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close as described in the Notes to Schedule of Investments.

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 92.6%
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	$283,504

Canada: 11.8%
4,076,500	Eldorado Gold Corp. (USD)	62,125,860
4,488,100	First Quantum Minerals Ltd.	95,642,046
1,742,400	Goldcorp, Inc. (USD)	79,889,040
5,253,700	IAMGOLD Corp. (USD)	83,060,997
4,314,024	Kinross Gold Corp. (USD)	44,046,185
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	130,072
5,061,000	New Gold, Inc. (USD) *	61,845,420
6,167,500	Osisko Mining Corp. *	61,104,109

		487,843,729

China / Hong Kong: 0.4%
10,032,300	Yanzhou Coal Mining Co. Ltd. #	15,109,170

Kuwait: 0.2%
359,224	Kuwait Energy Co. K.S.C.C. * # § ø	912,267
3,233,023	Kuwait Energy Plc * # § ø	8,264,702

		9,176,969

Norway: 2.3%
2,349,700	SeaDrill Ltd. #	92,306,970

Switzerland: 2.1%
1,425,600	Noble Corp. (USD)	51,007,968
2,917,300	Weatherford International Ltd. (USD) *	36,991,364

		87,999,332

United Kingdom: 13.9%
32,710,514	Afren Plc * #	74,323,676
435,000	African Minerals Ltd. * # ø	2,093,581
2,416,300	African Minerals Ltd. * #	11,629,242
2,428,900	BHP Billiton Plc #	75,849,768
1,372,800	Ensco Plc (USD)	74,899,968
2,679,700	Ophir Energy Plc * #	26,327,103
699,626	Randgold Resources Ltd. (ADR)	86,053,998
1,887,700	Rio Tinto Plc (ADR)	88,268,852
8,766,700	Xstrata Plc #	135,997,583

		575,443,771

United States: 61.9%
957,717	Alpha Natural Resources, Inc. *	6,292,201
2,389,300	Anadarko Petroleum Corp.	167,059,856
567,600	Apache Corp.	49,080,372
528,000	Berry Petroleum Co.	21,452,640
2,178,100	Cameron International Corp. *	122,126,067
2,112,100	Cimarex Energy Co.	123,663,455
1,557,600	Cliffs Natural Resources, Inc.	60,948,888
1,148,400	Cloud Peak Energy, Inc. *	20,786,040
990,050	Concho Resources, Inc. *	93,807,237
2,323,300	Consol Energy, Inc.	69,815,165
475,200	Cummins, Inc.	43,818,192
1,359,600	Diamond Offshore Drilling, Inc.	89,475,276
1,069,200	Dril-Quip, Inc. *	76,854,096
4,628,100	Far East Energy Corp. *	613,223
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	7,470
1,372,800	Freeport-McMoRan Copper & Gold, Inc.	54,335,424
528,000	Green Plains Renewable Energy, Inc. *	3,094,080
752,400	Gulfport Energy Corp. *	23,520,024
4,725,700	Halliburton Co.	159,208,833
1,478,400	HollyFrontier Corp.	61,013,568
514,800	Jacobs Engineering Group, Inc. *	20,813,364
1,570,800	Key Energy Services, Inc. *	10,995,600
4,593,700	Louisiana-Pacific Corp. *	57,421,250
3,597,800	Marathon Oil Corp.	106,386,946
1,280,400	National Oilwell Varco, Inc.	102,572,844
1,148,475	Newfield Exploration Co. *	35,970,237
2,059,300	Newmont Mining Corp.	115,341,393
1,425,600	Occidental Petroleum Corp.	122,687,136
2,653,300	Patterson-UTI Energy, Inc.	42,028,272
884,400	Peabody Energy Corp.	19,713,276
1,227,600	Pioneer Natural Resources Co.	128,161,440
840,800	Plains Exploration & Production Co. *	31,504,776
2,310,100	Schlumberger Ltd.	167,089,533
1,716,000	SM Energy Co.	92,852,760
1,848,000	Steel Dynamics, Inc.	20,753,040
752,400	The Mosaic Co.	43,345,764
1,491,600	United States Steel Corp.	28,444,812
2,140,300	Western Refining, Inc.	56,033,054
2,296,900	Whiting Petroleum Corp. *	108,827,122

		2,557,914,726

Total Common Stocks (Cost: $3,524,707,700)		3,826,078,171

EXCHANGE TRADED FUND: 1.3% (Cost: $36,627,915)
303,600	SPDR Gold Trust *	52,225,272

MONEY MARKET FUND: 6.1% (Cost: $253,576,345)
253,576,345	AIM Treasury Portfolio - Institutional Class	253,576,345

Total Investments: 100.0% (Cost: $3,814,911,960)		4,131,879,788
Liabilities in excess of other assets: (0.0)%		(192,293)

NET ASSETS: 100.0%		$4,131,687,495

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $443,105,036 which represents 10.7% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $9,467,943 which represents 0.2% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $11,270,550, or 0.3% of net assets.

Restricted securities held by the Fund as of September 30, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$2,093,581	0.1%
Kuwait Energy Co. K.S.C.C. §	08/06/2008	359,224	1,086,265	912,267	0.0
Kuwait Energy Plc §	12/19/2011	3,233,023	9,776,405	8,264,702	0.2

			$13,696,348	$11,270,550	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	22.4%	$924,101,719
Energy	60.3	2,493,119,291
Industrial	2.9	122,052,806
Industrial Metals	5.5	225,570,174
Precious Metals	1.5	61,234,181
Exchange Traded Fund	1.3	52,225,272
Money Market Fund	6.1	253,576,345

	100.0%	$4,131,879,788

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Brazil	$—	$—	$283,504	$283,504
Canada	487,843,729	—	—	487,843,729
China / Hong Kong	—	15,109,170	—	15,109,170
Kuwait	—	—	9,176,969	9,176,969
Norway	—	92,306,970	—	92,306,970
Switzerland	87,999,332	—	—	87,999,332
United Kingdom	249,222,818	326,220,953	—	575,443,771
United States	2,557,907,256	7,470	—	2,557,914,726
Exchange Traded Fund	52,225,272	—	—	52,225,272
Money Market Fund	253,576,345	—	—	253,576,345

Total	$3,688,774,752	$433,644,563	$9,460,473	$4,131,879,788

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2012:

	Common Stocks

	Brazil	Kuwait

Balance as of 12/31/11	$386,235	$6,143,162
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(102,731)	3,033,807
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—

Balance as of 9/30/12	$283,504	$9,176,969

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012:

	Fair Value 9/30/12	Valuation Technique	Unobservable input (1)	% / Range	Impact to Valuation from an Increase in Input (2)

Common Stocks	$9,460,473	Discounted cash flow	Weighted average cost of capital	15.40%	Decrease
		Market comparable companies	Control discount	19.60%	Decrease
			EBITDA multiple	5.50%	Increase
			Long term revenue growth rate	5.00%	Increase
			Discount for lack of marketability	0-25%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes, Depreciation and Amortization.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.5%
Australia: 7.6%
5,981,424	Evolution Mining Ltd. * #	$11,972,248
9,961,118	Gryphon Minerals Ltd. * #	9,506,408
1,170,000	Medusa Mining Ltd. #	7,295,549
1,950,725	Newcrest Mining Ltd. #	58,640,889
3,700,000	Papillon Resources Ltd. * #	6,647,090
6,499,260	Perseus Mining Ltd. * #	19,545,963

		113,608,147

Canada: 67.8%
800,000	Alamos Gold, Inc.	15,550,809
1,760,000	Amarillo Gold Corp. *	1,476,961
2,847,700	Andina Minerals, Inc. *	1,202,111
1,781,875	Argonaut Gold, Inc. *	18,469,440
1,440,000	Argonaut Gold, Inc. * # ø	14,925,847
720,000	Argonaut Gold, Inc. Warrants (CAD 4.50, expiring 12/29/12) * § ø	4,247,788
2,026,753	AuRico Gold, Inc. (USD) *	14,146,736
3,440,000	Aurizon Mines Ltd. (USD) *	18,094,400
935,000	Barrick Gold Corp. (USD)	39,045,600
948,000	Bear Creek Mining Corp. * ø	3,507,600
1,999,000	Bear Creek Mining Corp. (USD) *	7,396,300
2,297,000	Continental Gold Ltd. *	20,584,447
1,191,000	Eastmain Resources, Inc. *	1,235,703
1,839,000	Eastmain Resources, Inc. * ø	1,908,026
3,509,461	Eldorado Gold Corp.	53,511,159
4,082,000	Eldorado Gold Corp. (USD)	62,209,680
1,625,000	Fortuna Silver Mines, Inc. *	8,611,789
489,000	Franco-Nevada Corp. (USD)	28,816,770
159,030	Franco-Nevada Corp. Warrants (CAD 64.27, expiring 07/08/13) * # § ø	78,455
3,000,000	Gold Canyon Resources, Inc. (USD) *	4,058,590
412,694	Goldcorp, Inc.	18,949,249
1,953,897	Goldcorp, Inc. (USD)	89,586,177
1,366,000	Guyana Goldfields, Inc. *	4,613,081
1,055,000	Guyana Goldfields, Inc. (USD) *	3,573,285
4,458,000	IAMGOLD Corp. (USD)	70,480,980
1,650,000	International Tower Hill Mines Ltd. *	4,716,204
2,131,000	Keegan Resources, Inc. *	7,911,860
222,350	Kinross Gold Corp. ø	2,275,293
2,368,727	Kinross Gold Corp.	24,239,033
985,638	Kinross Gold Corp. (USD)	10,063,364
156,618	Kinross Gold Corp. Warrants (CAD 32.00, expiring 09/03/13) *	54,166
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	252,089
2,040,000	Mansfield Minerals, Inc. * ø	1,846,811
951,700	Minco Silver Corp. *	1,936,120
992,503	New Gold, Inc. *	12,165,258
1,026,170	New Gold, Inc. (USD) * ø	12,539,797
6,685,630	New Gold, Inc. (USD) *	81,698,399
128,566	NovaCopper, Inc. (USD) *	276,417
832,000	NovaGold Resources, Inc. (USD) *	4,659,200
3,356,875	Orezone Gold Corp. *	7,512,079
1,093,333	Osisko Mining Corp. * ø	10,832,126
8,399,833	Osisko Mining Corp. *	83,220,808
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * #	210,589
764,500	Premier Gold Mines Ltd. *	4,953,581
668,000	Pretium Resources, Inc. *	8,751,744
725,000	Pretium Resources, Inc. (USD) *	9,446,750
1,090,000	Queenston Mining, Inc. *	4,457,125
1,470,000	Rainy River Resources Ltd. *	8,642,661
5,600,000	Romarco Minerals, Inc. *	6,095,006
2,500,000	Roxgold, Inc. *	2,059,811
3,600,000	Rubicon Minerals Corp. *	13,512,359
4,250,000	Sabina Gold & Silver Corp. *	14,179,636
5,684,000	San Gold Corp. *	6,186,431
1,713,375	Silver Wheaton Corp. (USD)	68,038,121
18,611	Silver Wheaton Corp. Warrants (CAD 20.00, expiring 09/05/13) *	365,706
365,000	Silvercorp Metals, Inc.	2,368,732
3,260,000	Silvercorp Metals, Inc. (USD)	21,124,800
1,519,000	Timmins Gold Corp. *	4,279,961
7,231,000	Torex Gold Resources, Inc. *	15,593,246
6,635,000	Volta Resources, Inc. *	4,724,341
2,622,578	Yamana Gold, Inc. (USD)	50,117,466

		1,017,588,073

Mexico: 1.9%
955,000	Fresnillo Plc (GBP) #	28,664,430

United Kingdom: 8.3%
4,809,500	Lydian International Ltd. (CAD) *	11,007,400
923,000	Randgold Resources Ltd. (ADR)	113,529,000

		124,536,400

United States: 11.9%
651,000	Allied Nevada Gold Corp. *	25,428,060
823,000	Newmont Mining Corp.	46,096,230
686,100	Royal Gold, Inc.	68,513,946
1,500,000	Tahoe Resources, Inc. (CAD) * ø	30,546,231
380,000	Tahoe Resources, Inc. (CAD) *	7,738,379

		178,322,846

Total Common Stocks (Cost: $868,899,785)		1,462,719,896

MONEY MARKET FUND: 2.6% (Cost: $38,341,463)
38,341,463	AIM Treasury Portfolio - Institutional Class	38,341,463

Total Investments: 100.1% (Cost: $907,241,248)		1,501,061,359
Liabilities in excess of other assets: (0.1)%		(847,351)

NET ASSETS: 100.0%		$1,500,214,008

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments. The International Investors Gold Fund may effect certain investments through the Gold Series Fund I subsidiary, a wholly owned subsidiary.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $157,487,468 which represents 10.5% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $4,326,243 which represents 0.3% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $82,707,974, or 5.5% of net assets.

Restricted securities held by the Fund as of September 30, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Argonaut Gold, Inc.	11/13/2009	1,440,000	$4,090,715	$14,925,847	1.0%
Argonaut Gold, Inc. Warrants	11/13/2009	720,000	—	4,247,788	0.3
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	3,507,600	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	1,908,026	0.1
Franco-Nevada Corp. Warrants	06/19/2008	159,030	—	78,455	0.0
Kinross Gold Corp.	10/22/2007	222,350	983,691	2,275,293	0.2
Mansfield Minerals, Inc.	05/04/2010	2,040,000	2,422,563	1,846,811	0.1
New Gold, Inc.	06/28/2007	1,026,170	2,350,456	12,539,797	0.8
Osisko Mining Corp.	09/14/2009	1,093,333	2,959,754	10,832,126	0.7
Tahoe Resources, Inc.	05/28/2010	1,500,000	8,570,612	30,546,231	2.1

			$26,746,579	$82,707,974	5.5%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diversified Minerals	1.7%	$24,865,578
Gold Mining	81.7	1,226,991,345
Metal - Copper	0.0	276,417
Metal - Diversified	0.3	4,724,341
Precious Metals	4.2	63,638,028
Silver Mining	9.5	142,224,187
Money Market Fund	2.6	38,341,463

	100.0%	$1,501,061,359

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$113,608,147	$—	$113,608,147
Canada	1,002,373,182	15,214,891	—	1,017,588,073
Mexico	—	28,664,430	—	28,664,430
United Kingdom	124,536,400	—	—	124,536,400
United States	178,322,846	—	—	178,322,846
Money Market Fund	38,341,463	—	—	38,341,463

Total	$1,343,573,891	$157,487,468	$—	$1,501,061,359

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

	Number
	of Shares		Value

COMMON STOCKS: 30.6%
Basic Materials: 3.8%
	35,300	Argonaut Gold, Inc. (CAD) *	$365,891
	9,362	Catalyst Paper Corp. (CAD) * #	5,153
	33,560	Continental Gold Ltd. (CAD) *	300,746
	572	Ecolab, Inc.	37,071
	5,220	Eldorado Gold Corp.	79,553
	11,730	Eldorado Gold Corp. (CAD)	178,855
	41,000	Fortuna Silver Mines, Inc. (CAD) *	217,282
	4,830	Goldcorp, Inc.	221,456
	6,450	MAG Silver Corp. *	78,561
	1,241	Monsanto Co.	112,956
	16,090	New Gold, Inc. *	196,620
	20,570	Osisko Mining Corp. (CAD) *	203,796
	8,750	Tahoe Resources, Inc. *	178,150
	1,289,001	Tiangong International Co. Ltd. (HKD) #	260,973
	98,400	Volta Resources, Inc. (CAD) *	70,064

			2,507,127

Communications: 3.6%
	11,606	Alcatel-Lucent (ADR) *	12,767
	6,665	Bankrate, Inc. *	103,841
	2,188	Blucora, Inc. *	38,968
	5,519	Brightcove, Inc. *	64,462
	8,226	CalAmp Corp. *	67,535
	10,586	Cbeyond, Inc. *	104,378
	2,747	Cincinnati Bell, Inc. *	15,658
	4,273	Constant Contact, Inc. *	74,350
	1,677	Discovery Communications, Inc. *	93,979
	2,201	eBay, Inc. *	106,550
	550	Equinix, Inc. *	113,328
	2,633	ExactTarget, Inc. *	63,771
	434	Google, Inc. *	327,453
	10,427	ICG Group, Inc. *	105,938
	11,469	Internap Network Services Corp. *	80,856
	31,489	Lionbridge Technologies, Inc. *	110,841
	1,802	Liquidity Services, Inc. *	90,478
	857	News Corp.	21,022
	4,653	Pandora Media, Inc. *	50,950
	4,680	Perficient, Inc. *	56,488
	212	Priceline.com, Inc. *	131,171
	10,143	RF Micro Devices, Inc. *	40,065
	6,461	Sapient Corp. *	68,874
	874	SBA Communications Corp. *	54,975
	1,704	SPS Commerce, Inc. *	65,553
	3,748	Stamps.com, Inc. *	86,729
	7,368	Support.com, Inc. *	31,167
	1,127	The Walt Disney Co.	58,920
	1,126	TripAdvisor, Inc. *	37,079
	19,612	Valuevision Media, Inc. *	46,088
	2,575	Yahoo!, Inc. *	41,136

			2,365,370

Consumer, Cyclical: 5.9%
	500,000	Ace Hardware Indonesia Tbk PT #	320,702
	3,989	American Axle & Manufacturing Holdings, Inc. *	44,956
	2,276	Barnes & Noble, Inc. *	29,087
	2,243	Carter’s, Inc. *	120,763
	8,820	Cedar Fair LP	295,205
	1,959	Coach, Inc.	109,743
	496	Cooper-Standard Holding, Inc. *	18,600
	802	Crocs, Inc. *	13,000
	2,365	CVS Caremark Corp.	114,513
	3,012	Dollar Tree, Inc. *	145,404
	1,026	Dollarama, Inc. (CAD)	65,488
	2,400	Dufry A.G. * #	287,908
	9,800	First Cash Financial Services, Inc. *	450,898
	664	Fossil, Inc. *	56,241
	1,568	JAKKS Pacific, Inc.	22,846
	6,620	Kia Motors Corp. (KRW) #	411,323
	2,606	Las Vegas Sands Corp.	120,840
	1,233	Lear Corp.	46,595
	920	McDonald’s Corp.	84,410
	52,876	Morgans Hotel Group Co. *	339,464
	1,394	MSC Industrial Direct Co.	94,039
	294	Oxford Industries, Inc.	16,596
	496	Ralph Lauren Corp.	75,010
	2,651	Regal Entertainment Group	37,300
	3,876	Rentrak Corp. *	65,621
	3,005	Stage Stores, Inc.	63,285
	2,879	Starbucks Corp.	146,109
	1,095	Steelcase, Inc.	10,786
	6,299	TiVo, Inc. *	65,699
	3,028	Universal Entertainment Corp.	61,278
	897	Vail Resorts, Inc.	51,712
	7,998	Wabash National Corp. *	57,026
	530	Wynn Resorts Ltd.	61,183

			3,903,630

Consumer, Non-cyclical: 4.4%
	1,932	Abaxis, Inc. *	69,397
	5,704	Accretive Health, Inc. *	63,657
	94	Air Methods Corp. *	11,221
	853	Alliance Data Systems Corp. *	121,083
	4,364	Amarin Corp Plc (ADR) *	54,986
	907	Beam, Inc.	52,189
	9,885	BioScrip, Inc. *	90,052
	3,842	Cardiovascular Systems, Inc. *	44,414
	926	Community Health Systems, Inc. *	26,984
	3,370	Conceptus, Inc. *	68,445
	23,481	EnteroMedics, Inc. *	85,706
	5,324	Global Cash Access Holdings, Inc. *	42,858
	1,805	Grand Canyon Education, Inc. *	42,472
	28,960	Guided Therapeutics, Inc. *	20,272
	8,121	Healthways, Inc. *	95,097
	2,376	Heartland Payment Systems, Inc.	75,272
	1,145	HMS Holdings Corp. *	38,277
	1,915	Huron Consulting Group, Inc. *	66,680
	118	Intuitive Surgical, Inc. *	58,484
	4,353	IRIS International, Inc. *	84,971
	2,320	Iron Mountain, Inc.	79,135
	2,261	K12, Inc. *	45,672
	1,821	Kenexa Corp. *	83,456
	2,663	MAKO Surgical Corp. *	46,363
	138	Mastercard, Inc.	62,304
	2,919	MoneyGram International, Inc. *	43,610
	4,267	Monster Worldwide, Inc. *	31,277
	3,332	On Assignment, Inc. *	66,373
	553	PepsiCo, Inc.	39,136
	2,610	Pfizer, Inc.	64,859
	1,047	Philip Morris International, Inc.	94,167
	9,055	Quanta Services, Inc. *	223,659
	35,280	Skilled Healthcare Group, Inc. *	226,850
	7,024	Spectranetics Corp. *	103,604
	11,430	TearLab Corp. *	44,006
	26,460	Tenet Healthcare Corp. *	165,904
	6,174	The Geo Group, Inc.	170,835
	3,838	TMS International Corp. *	37,996
	213	United Rentals, Inc. *	6,967
	4,587	Vascular Solutions, Inc. *	67,933

			2,916,623

Energy: 2.6%
	292,200	Afren Plc * #	663,927
	3,742	Approach Resources, Inc. *	112,746
	1,387	BP Plc (ADR)	58,753
	973	Cabot Oil & Gas Corp.	43,688
	1,032	Devon Energy Corp.	62,436
	1,242	Energy XXI Bermuda Ltd.	43,408
	3,651	EPL Oil & Gas, Inc. *	74,079
	689	Geospace Technologies Corp. *	84,340
	4,734	Gevo, Inc. *	10,083
	450	Green Field Energy Services, Inc.(USD 0.00, expiring 08/13/21) * 144A	13,950
	1,681	Gulfport Energy Corp. *	52,548
	2,874	National Oilwell Varco, Inc.	230,236
	5,268	Northern Oil and Gas, Inc. *	89,503
	677	Schlumberger Ltd.	48,967
	2,044	Southwestern Energy Co. *	71,090
	2,319	SunCoke Energy, Inc. *	37,382

			1,697,136

Financial: 3.9%
	1,338	American Express Co.	76,079
	5,382	American International Group, Inc. *	176,476
	5,484	Assured Guaranty Ltd.	74,692
	13,779	Blackstone Group LP	196,764
	1,106	CME Group, Inc.	63,374
	2,739	Ellie Mae, Inc. *	74,583
	5,189	EverBank Financial Corp.	71,453
	5,039	Evoq Properties, Inc. *	15,369
	4,410	Federal Agricultural Mortgage Corp.	113,513
	1,300,000	Franshion Properties China Ltd. (HKD) #	395,416
	17,640	HFF, Inc. *	262,836
	8,820	Home Loan Servicing Solutions Ltd.	143,501
	277	IntercontinentalExchange, Inc. *	36,955
	1,792	JPMorgan Chase & Co.	72,540
	62,187	Kasikornbank PCL (NVDR) (THB) #	367,830
	7,176	KeyCorp	62,718
	5,494	KKR & Co. LP	83,014
	6,294	OmniAmerican Bancorp, Inc. *	143,063
	4,314	TD Ameritrade Holding Corp.	66,306
	4,453	The Charles Schwab Corp.	56,954
	499	Visa, Inc.	67,006

			2,620,442

Industrial: 1.7%
	927	Analogic Corp.	72,464
	1,071	Apogee Enterprises, Inc.	21,013
	1,638	Clean Harbors, Inc. *	80,016
	2,551	Danaher Corp.	140,688
	120	Donaldson Co., Inc.	4,165
	3,383	EMCOR Group, Inc.	96,551
	1,099	FEI Co.	58,797
	19,191	Flow International Corp. *	71,007
	2,537	Imax Corp. *	50,512
	1,129	Ingersoll-Rand Plc	50,602
	2,400	Jacobs Engineering Group, Inc. *	97,032
	361	Lennox International, Inc.	17,458
	1,155	OSI Systems, Inc. *	89,905
	274	Precision Castparts Corp.	44,755
	451	Rofin-Sinar Technologies, Inc. *	8,898
	5,393	Tetra Tech, Inc. *	141,620
	657	Tutor Perini Corp. *	7,516
	2,020	Waste Connections, Inc.	61,105

			1,114,104

Technology: 4.7%
	1,026	ACI Worldwide, Inc. *	43,359
	307	Apple, Inc.	204,849
	13,276	Atmel Corp. *	69,832
	7,103	AuthenTec, Inc. *	56,895
	2,292	Cabot Microelectronics Corp.	80,541
	5,319	Callidus Software, Inc. *	26,223
	1,644	Cavium, Inc. *	54,795
	8,082	CDC Corp. *	40,976
	1,814	Cognizant Technology Solutions Corp. *	126,835
	1,232	CommVault Systems, Inc. *	72,318
	8,177	Datalink Corp. *	67,706
	3,785	Eloqua, Inc. *	74,754
	3,757	EMC Corp. *	102,453
	8,221	Emulex Corp. *	59,273
	11,488	Entropic Communications, Inc. *	66,860
	32,040	Glu Mobile, Inc. *	148,345
	13,716	inContact, Inc. *	89,428
	1,507	Market Leader, Inc. *	10,097
	1,465	Mentor Graphics Corp. *	22,678
	4,080	Microsoft Corp.	121,502
	2,520	Nuance Communications, Inc. *	62,723
	3,419	NVIDIA Corp. *	45,609
	10,404	O2Micro International Ltd. (ADR) *	38,911
	3,091	Omnicell, Inc. *	42,965
	6,655	Pericom Semiconductor Corp. *	57,799
	5,294	PLX Technology, Inc. *	30,546
	2,937	QUALCOMM, Inc.	183,533
	9,586	Rudolph Technologies, Inc. *	100,653
	380	Samsung Electronics Co. Ltd. (KRW) #	457,937
	2,751	SciQuest, Inc. *	50,068
	10,359	Silicon Motion Technology Corp. (ADR) *	153,106
	4,492	Skyworks Solutions, Inc. *	105,854
	82,330	Trident Microsystems, Inc. *	32,520
	6,724	TriQuint Semiconductor, Inc. *	33,956
	3,230	Ultratech, Inc. *	101,357
	1,523	Veeco Instruments, Inc. *	45,720
	2,196	VeriFone Systems, Inc. *	61,159

			3,144,135

Total Common Stocks (Cost: $18,657,542) (a)			20,268,567

REAL ESTATE INVESTMENT TRUSTS: 1.9%
Consumer, Cyclical: 0.5%
	7,938	Ryman Hospitality Properties *	313,789

Financial: 1.4%
	853	American Tower Corp.	60,896
	17,640	Associated Estates Realty Corp.	267,422
	1,367	Chesapeake Lodging Trust	27,162
	8,820	Education Realty Trust, Inc.	96,138
	3,528	Entertainment Properties Trust	156,749
	6,370	Host Hotels & Resorts, Inc.	102,239
	5,379	NorthStar Realty Finance Corp.	34,210
	14,112	Whitestone REIT	186,278

			931,094

Total Real Estate Investment Trusts (Cost: $1,240,531) (a)			1,244,883

	Principal
	Amount

ASSET-BACKED SECURITIES: 0.1% (Cost: $34,795)
	$47,665	Countrywide Asset-Backed Certificates 1.00%,11/25/36 (c)	47,665

CONVERTIBLE BOND: 0.1% (Cost: $70,365)
Industrial: 0.1%
	84,000	DryShips, Inc. 5.00%,12/01/14	69,825

CORPORATE BONDS: 5.0%
Basic Materials: 0.3%
	90,000	Bio Pappel S.A.B de C.V. 7.00%,10/10/12 (c) Reg S	80,100
	162,248	Catalyst Paper Corp. 13.00%,11/05/12 (c)	133,855

			213,955

Communications: 1.9%
		Clear Channel Communications, Inc.
	79,000	5.75%,01/15/13 (c)	79,494
	79,000	11.00%,11/05/12 (c)	55,695
	310,000	Earthlink, Inc. 8.88%,05/15/15 (c)	310,775
	510,878	FiberTower Corp. 9.00%,01/01/16 (c) ♦	137,937
	270,000	Integra Telecom Holdings, Inc. 10.75%,04/15/13 (c) 144A	277,425
	200,000	Satmex Escrow S.A. de C.V. 9.50%,05/15/14 (c)	213,500
	200,000	Vimpel Communications Via VIP Finance Ireland Ltd OJSC 6.49%,02/02/16 Reg S	211,000

			1,285,826

Consumer, Cyclical: 1.0%
	93,000	Caesars Entertainment Operating Co., Inc. 5.38%,12/15/13 (c)	89,745
	46,000	JC Penney Corp., Inc. 6.88%,10/15/15	47,265
	215,000	Production Resource Group, Inc. 8.88%,05/01/14 (c)	151,575
	200,000	Servicios Corporativos Javer SAPI de C.V. 9.88%,04/06/16 (c) Reg S	199,500
	58,000	Shingle Springs Tribal Gaming Authority 9.38%,11/16/12 (c) Reg S	48,140
	92,000	The Bon-Ton Department Stores, Inc. 10.25%,11/05/12 (c)	88,780
		The River Rock Entertainment Authority
	67,000	9.00%,11/01/15 (c)	41,875
	830	9.75%,11/01/11 (c) ♦	519

			667,399

Energy: 1.3%
	112,000	Endeavour International Corp. 12.00%,03/01/15 (c) Reg S	124,040
	93,000	EPL Oil & Gas, Inc. 8.25%,02/15/15 (c)	94,395
	450,000	Green Field Energy Services, Inc. 13.00%,11/15/14 (c) 144A	443,250
	200,000	Petroleos de Venezuela S.A. 9.00%,11/17/21 (c) Reg S	173,000

			834,685

Financial: 0.5%
	200,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%,09/25/17 Reg S	216,550
	80,000	Emigrant Bancorp, Inc. 6.25%,06/15/14 144A	74,064
	46,000	MBIA Insurance Corp. 14.00%,01/15/13 (c) Reg S	24,380

			314,994

Total Corporate Bonds (Cost: $3,556,749) (a)			3,316,859

GOVERNMENT OBLIGATIONS: 2.5%
Domestic: 1.9%
		U.S. Treasury Notes
	400,000	2.00%,02/15/22	416,094
	810,000	2.13%,08/15/21	857,015

			1,273,109

International: 0.6%
	200,000	Government of Aruba 4.63%,09/14/23 (c) 144A	202,200
	190,000	Republic of Congo 3.00%,12/31/12 (c) Reg S	161,975

			364,175

Municipal: 0.0%
	37,000	Brazos River Authority 6.75%,04/01/13 (p)	32,275

Total Government Obligations (Cost: $1,597,153) (a)			1,669,559

STRUCTURED NOTES: 1.3%
		Deutsche Bank A.G. London Branch, Alpha Overlay Securities
	500,000	02/08/13 # § (b)	474,450
	400,000	07/03/13 # § (b)	383,440

Total Structured Notes (Cost: $900,000)			857,890

	Number
	of Shares

CLOSED-END FUND: 1.0% (Cost: $618,088)
	66,600	Eaton Vance Tax-Managed Diversified Equity Income Fund	633,366

EXCHANGE TRADED FUNDS: 11.7%
	13,230	iPATH S&P 500 VIX Short-Term Futures ETN *	119,202
	5,900	iShares Barclays Aggregate Bond Fund	663,455
	7,080	iShares iBoxx $High Yield Corporate Bond Fund	653,980
	495	iShares Silver Trust *	16,573
	25,000	Market Vectors Emerging Markets High Yield Bond ETF ‡	650,750
	37,000	Market Vectors Emerging Markets Local Currency Bond ETF ‡	981,240
	25,200	Market Vectors International High Yield Bond ETF ‡	656,712
	21,800	Market Vectors Mortgage REIT Income ETF ‡	609,092
	34,250	Market Vectors Oil Services ETF ‡ *	1,376,850
	6,460	PIMCO 0-5 Year High Yield Corporate Bond Index Fund	656,982
	4,000	SPDR Gold Trust *	688,080
	7,800	Vanguard Total Bond Market ETF	664,170

Total Exchange Traded Funds (Cost: $7,567,967) (a)			7,737,086

OPEN-END FUNDS: 26.1%
	24,177	AC Risk Parity 12 Vol Fund * #	3,976,545
	6,753	American Independence Funds Trust - Fusion Fund *	141,548
	321,955	AQR Diversified Arbitrage Fund	3,564,045
	1	Loomis Sayles Bond Fund	6
	749	Luxcellence - Virtuoso Fund * # §	86,828
	281,820	Marketfield Fund *	4,376,664
	334,366	TFS Market Neutral Fund	5,149,236

Total Open-End Funds (Cost: $15,782,865)			17,294,872

MONEY MARKET FUND: 21.6% (Cost: $14,288,278)
	14,288,278	AIM Treasury Portfolio - Institutional Class	14,288,278

Total Investments: 101.9% (Cost: $64,314,333)			67,415,594
Liabilities in excess of other assets: (1.9)%			(1,256,907)

NET ASSETS: 100.0%			$66,158,687

SECURITIES SOLD SHORT: (21.9)%
COMMON STOCKS: (9.4)%
Basic Materials: (0.4)%
	(1,192)	A. Schulman, Inc.	(28,393)
	(4,324)	PolyOne Corp.	(71,649)
	(3,082)	RPM International, Inc.	(87,960)
	(633)	The Sherwin-Williams Co.	(94,260)

			(282,262)

Communications: (1.0)%
	(84)	Amazon.com, Inc. *	(21,363)
	(1,153)	Angie’s List, Inc. *	(12,199)
	(896)	Bankrate, Inc. *	(13,960)
	(1,133)	Cisco Systems, Inc.	(21,629)
	(2,815)	Corning, Inc.	(37,017)
	(1,702)	DealerTrack Holdings, Inc. *	(47,401)
	(568)	DIRECTV *	(29,797)
	(890)	DISH Network Corp.	(27,243)
	(1,192)	Facebook, Inc. *	(25,807)
	(3,360)	Gannett Co.,Inc.	(59,640)
	(134)	Harris Corp.	(6,863)
	(706)	IPG Photonics Corp. *	(40,454)
	(1,946)	Juniper Networks, Inc. *	(33,296)
	(2,028)	LogMeIn, Inc. *	(45,488)
	(601)	Netflix, Inc. *	(32,718)
	(1,463)	Nielsen Holdings N.V. *	(43,861)
	(1,119)	Plantronics, Inc.	(39,534)
	(954)	Splunk, Inc. *	(35,031)
	(1,864)	Thomson Reuters Corp.	(53,795)
	(1,617)	Vivendi S.A.	(31,532)

			(658,628)

Consumer, Cyclical: (2.6)%
	(424)	Bally Technologies, Inc. *	(20,941)
	(3,274)	Barnes & Noble, Inc. *	(41,842)
	(634)	Best Buy Co., Inc.	(10,898)
	(1,715)	BJ’s Restaurants, Inc. *	(77,775)
	(313)	BorgWarner, Inc. *	(21,631)
	(6,174)	Choice Hotels International, Inc.	(197,506)
	(2,530)	Cinemark Holdings, Inc.	(56,748)
	(681)	CVS Caremark Corp.	(32,974)
	(2,787)	Delta Air Lines, Inc. *	(25,529)
	(2,533)	Dolby Laboratories, Inc. *	(82,956)
	(2,591)	GameStop Corp.	(54,411)
	(981)	GNC Holdings, Inc.	(38,230)
	(504)	Hibbett Sports, Inc. *	(29,963)
	(2,060)	International Game Technology	(26,965)
	(1,620)	JC Penney Co., Inc.	(39,350)
	(305)	Kohl’s Corp.	(15,622)
	(1,001)	Life Time Fitness, Inc. *	(45,786)
	(6,174)	Marriott International, Inc.	(241,403)
	(637)	McDonald’s Corp.	(58,445)
	(1,172)	O'Reilly Automotive, Inc. *	(98,002)
	(2,428)	PACCAR, Inc.	(97,181)
	(2,639)	Panasonic Corp. (ADR)	(17,338)
	(2,834)	Regal Entertainment Group	(39,874)
	(1,705)	Staples, Inc.	(19,642)
	(808)	Steven Madden Ltd. *	(35,326)
	(1,110)	Texas Roadhouse, Inc.	(18,981)
	(1,940)	Titan International, Inc.	(34,260)
	(672)	TJX Cos, Inc.	(30,099)
	(1,261)	United Continental Holdings, Inc. *	(24,590)
	(1,217)	Walgreen Co.	(44,347)
	(1,137)	Watsco, Inc.	(86,173)
	(182)	WW Grainger, Inc.	(37,923)

			(1,702,711)

Consumer, Non-cyclical: (1.1)%
	(1,387)	Apollo Group, Inc. *	(40,292)
	(420)	Bio-Reference Labs, Inc. *	(12,004)
	(765)	DENTSPLY International, Inc.	(29,177)
	(773)	DeVry, Inc.	(17,593)
	(896)	Gartner, Inc. *	(41,297)
	(2,747)	Green Mountain Coffee Roasters, Inc. *	(65,241)
	(2,333)	Iron Mountain, Inc.	(79,579)
	(666)	Kforce, Inc. *	(7,852)
	(1,719)	Loblaw Cos Ltd.	(59,649)
	(112)	Neogen Corp. *	(4,782)
	(818)	Pfizer, Inc.	(20,327)
	(1,970)	Safeway, Inc.	(31,697)
	(582)	Strayer Education, Inc.	(37,452)
	(1,425)	The Andersons, Inc.	(53,666)
	(2,266)	The Kroger Co.	(53,342)
	(830)	The Procter & Gamble Co.	(57,569)
	(2,250)	Weight Watchers International, Inc.	(118,800)

			(730,319)

Energy: (0.1)%
	(749)	Consol Energy, Inc.	(22,507)
	(864)	Synergy Resources Corp. *	(3,603)

			(26,110)

Financial: (0.7)%
	(8,820)	Brookfield Office Properties, Inc.	(146,059)
	(255)	Credit Suisse Group A.G. (ADR)	(5,393)
	(167)	Deutsche Bank A.G.	(6,622)
	(3,420)	KBW, Inc.	(56,327)
	(1,437)	Legg Mason, Inc.	(35,465)
	(3,528)	Prosperity Bancshares, Inc.	(150,363)
	(650)	Royal Bank of Scotland Group Plc (ADR) *	(5,408)
	(3,612)	The Progressive Corp.	(74,913)
	(427)	UBS A.G.	(5,201)

			(485,751)

Industrial: (1.9)%
	(1,965)	Advanced Energy Industries, Inc. *	(24,209)
	(2,024)	Belden, Inc.	(74,645)
	(1,379)	Boeing Co.	(96,006)
	(540)	CH Robinson Worldwide, Inc.	(31,617)
	(616)	Cymer, Inc. *	(31,453)
	(1,872)	Emerson Electric Co.	(90,361)
	(1,351)	Fabrinet *	(15,658)
	(750)	FARO Technologies, Inc. *	(30,990)
	(9,320)	Flextronics International Ltd. *	(55,920)
	(3,475)	Garmin Ltd.	(145,046)
	(532)	General Dynamics Corp.	(35,176)
	(763)	HEICO Corp.	(29,520)
	(2,263)	Hillenbrand, Inc.	(41,164)
	(967)	Huntington Ingalls Industries, Inc. *	(40,662)
	(1,156)	JB Hunt Transport Services, Inc.	(60,158)
	(848)	Littelfuse, Inc.	(47,946)
	(445)	Lockheed Martin Corp.	(41,554)
	(681)	LSB Industries, Inc. *	(29,875)
	(364)	Middleby Corp. *	(42,093)
	(2,328)	Newport Corp. *	(25,748)
	(786)	Northrop Grumman Corp.	(52,214)
	(3,215)	Quanex Building Products Corp.	(60,571)
	(134)	Raytheon Co.	(7,659)
	(2,487)	Simpson Manufacturing Co., Inc.	(71,178)
	(696)	Snap-on, Inc.	(50,022)
	(2,821)	UTi Worldwide, Inc.	(37,999)

			(1,269,444)

Technology: (1.6)%
	(6,726)	Activision Blizzard, Inc.	(75,869)
	(1,303)	ARM Holdings Plc (ADR)	(36,458)
	(678)	Cerner Corp. *	(52,484)
	(588)	Concur Technologies, Inc. *	(43,353)
	(3,161)	Dell, Inc.	(31,167)
	(2,102)	Electronic Arts, Inc. *	(26,674)
	(839)	First Solar, Inc. *	(18,580)
	(2,949)	Hewlett-Packard Co.	(50,310)
	(3,466)	Intel Corp.	(78,609)
	(1,438)	Interactive Intelligence Group, Inc. *	(43,212)
	(2,454)	International Rectifier Corp. *	(40,957)
	(591)	Linear Technology Corp.	(18,823)
	(1,545)	Mantech International Corp.	(37,080)
	(820)	MICROS Systems, Inc. *	(40,278)
	(1,946)	Microsoft Corp.	(57,952)
	(278)	MicroStrategy, Inc. *	(37,271)
	(1,842)	MKS Instruments, Inc.	(46,953)
	(1,173)	Pegasystems, Inc.	(34,064)
	(1,381)	Pitney Bowes, Inc.	(19,085)
	(902)	Progress Software Corp. *	(19,294)
	(1,821)	QLIK Technologies, Inc. *	(40,809)
	(4,239)	RealD, Inc. *	(37,897)
	(1,049)	Riverbed Technology, Inc. *	(24,410)
	(630)	Seagate Technology Plc	(19,530)
	(885)	Semtech Corp. *	(22,258)
	(1,400)	Synaptics, Inc. *	(33,628)
	(420)	Ultimate Software Group, Inc. *	(42,882)
	(477)	Western Digital Corp.	(18,474)

			(1,048,361)

Total Common Stocks (Proceeds: $(6,264,611))			(6,203,586)

REAL ESTATE INVESTMENT TRUSTS: (3.0)%
Financial: (3.0)%
	(7,056)	American Capital Agency Corp.	(244,067)
	(10,584)	American Capital Mortgage Investment Corp.	(265,976)
	(3,737)	DuPont Fabros Technology, Inc.	(94,359)
	(8,820)	First Potomac Realty Trust	(113,602)
	(19,404)	Franklin Street Properties Corp.	(214,802)
	(13,230)	Invesco Mortgage Capital, Inc.	(266,320)
	(8,820)	Kimco Realty Corp.	(178,781)
	(17,640)	MFA Financial, Inc.	(150,346)
	(3,528)	Prologis, Inc.	(123,586)
	(3,087)	Realty Income Corp.	(126,227)
	(4,410)	Regency Centers Corp.	(214,899)

Total Real Estate Investment Trusts (Proceeds: $(2,001,256))			(1,992,965)

	Principal
	Amount

CORPORATE BONDS: (4.4)%
Basic Materials: (0.9)%
	$(328,000)	EI du Pont de Nemours & Co. 4.25%,04/01/21	(380,886)
	(220,000)	United States Steel Corp. 7.38%,04/01/20	(220,000)

			(600,886)

Communications: (1.4)%
	(440,000)	France Telecom S.A. 4.13%,09/14/21	(487,617)
	(46,000)	Sprint Capital Corp. 8.75%,03/15/32	(47,840)
	(380,000)	Univision Communications, Inc. 8.50%,05/15/21 144A	(387,600)

			(923,057)

Consumer, Cyclical: (0.8)%
	(175,000)	Allison Transmission, Inc. 7.13%,05/15/19 144A	(188,563)
EUR	(104,000)	Cirsa Funding Luxembourg S.A. 8.75%,05/15/18 Reg S	(126,796)
	$(190,400)	Marina District Finance Co., Inc. 9.50%,10/15/15	(193,018)

			(508,377)

Financial: (1.0)%
	(415,000)	Realogy Corp. 7.88%,02/15/19 144A	(437,825)
	(225,000)	The Goldman Sachs Group, Inc. 5.75%,01/24/22	(259,649)

			(697,474)

Technology: (0.3)%
	(180,000)	Lawson Software, Inc. 9.38%,04/01/19 144A	(200,700)

Total Corporate Bonds (Proceeds: $(2,708,972))			(2,930,494)

GOVERNMENT OBLIGATIONS: (0.3)%
Domestic: (0.3)%
		U.S. Treasury Notes
	(170,000)	1.63%,08/15/22	(169,841)
	(5,000)	1.75%,05/15/22	(5,071)

Total Government Obligations (Proceeds: $(172,525))			(174,912)

	Number
	of Shares

EXCHANGE TRADED FUNDS: (4.8)%
	(927)	CurrencyShares Australian Dollar Trust	(96,408)
	(1,074)	CurrencyShares Euro Trust	(137,139)
	(5,041)	Direxion Daily Emerging Markets Bull 3X Shares	(447,860)
	(4,350)	Direxion Daily Small Cap Bull 3X Shares *	(267,569)
	(4,750)	Direxion Daily Technology Bull 3X Shares *	(281,200)
	(608)	Energy Select Sector SPDR Fund	(44,676)
	(819)	iShares PHLX SOX Semiconductor Sector Index Fund	(42,482)
	(5,584)	iShares Russell 2000 Index Fund	(466,041)
	(2,321)	iShares Russell Microcap Index Fund	(122,642)
	(938)	iShares Silver Trust *	(31,404)
	(12,500)	Market Vectors Gold Miners ETF ‡	(671,375)
	(550)	Market Vectors Junior Gold Miners ETF ‡	(13,596)
	(1,897)	Market Vectors Semiconductor ETF ‡ *	(60,002)
	(2,962)	SPDR S&P 500 ETF Trust	(426,321)
	(812)	SPDR S&P Retail ETF	(50,929)

Total Exchange Traded Funds (Proceeds: $(3,141,228))			(3,159,644)

Total Securities Sold Short (Proceeds: $(14,288,592))			$(14,461,601)

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht
USD	United States Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $38,822,004.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer.
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,092,432 which represents 12.2% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $944,718 which represents 1.4% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $(203,799), or (0.3)% of net assets.

♦	Security in default

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/12

Market Vectors Emerging Markets High Yield Bond ETF	$—	$658,381	$—	$—	$—	$650,750
Market Vectors Emerging Markets Local Currency Bond ETF	—	937,766	—	—	8,024	981,240
Market Vectors Gold Miners ETF(1)	(231,435)	212,616	671,450	83,166	—	(671,375)
Market Vectors International High Yield Bond ETF	—	658,679	—	—	—	656,712
Market Vectors Junior Gold Miners ETF(1)	—	21,090	30,893	(3,353)	—	(13,596)
Market Vectors Mortgage REIT Income ETF	—	582,710	—	—	13,300	609,092
Market Vectors Oil Services ETF	—	2,300,054	970,717	(16,794)	—	1,376,850
Market Vectors Semiconductor ETF(1)	—	60,829	127,158	3,592	—	(60,002)

	$(231,435)	$5,432,125	$1,800,218	$66,610	$21,324	$3,529,671

(1) Represents short position at September 30, 2012.

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$2,241,001	$260,973	$5,153	$2,507,127
Communications	2,365,370	—	—	2,365,370
Consumer, Cyclical	2,883,697	1,019,933	—	3,903,630
Consumer, Non-cyclical	2,916,623	—	—	2,916,623
Energy	1,033,209	663,927	—	1,697,136
Financial	1,857,196	763,246	—	2,620,442
Industrial	1,114,104	—	—	1,114,104
Technology	2,686,198	457,937	—	3,144,135
Real Estate Investment Trusts*	1,244,883	—	—	1,244,883
Asset-Backed Securities	—	34,409	—	34,409
Convertible Bond*	—	69,825	—	69,825
Corporate Bonds*	—	3,316,859	—	3,316,859
Government Obligations*	—	1,669,559	—	1,669,559
Structured Notes	—	857,890	—	857,890
Closed-End Fund	633,366	—	—	633,366
Exchange Traded Funds	7,737,086	—	—	7,737,086
Open-End Funds	13,231,499	4,063,373	—	17,294,872
Money Market Fund	14,288,278	—	—	14,288,278

Total	$54,232,510	$13,177,931	$5,153	$67,415,594

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$(6,203,586)	$—	$—	$(6,203,586)
Real Estate Investment Trusts*	(1,992,965)	—	—	(1,992,965)
Corporate Bonds*	—	(2,930,494)	—	(2,930,494)
Government Obligations*	—	(174,912)	—	(174,912)
Exchange Traded Funds	(3,159,644)	—	—	(3,159,644)

Total	$(11,356,195)	$(3,105,406)	$—	$(14,461,601)

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2012:

Common Stocks

Balance as of 12/31/11	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	5,153
Sales	—
Transfers in and/or out of level 3	—

Balance as of 09/30/2012	$5,153

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012:

	Fair Value 9/30/12	Valuation Technique	Unobservable input (1)	% / Range	Impact to Valuation from an Increase in Input (2)

Common Stocks	$5,153	Market comparable companies	Discount for lack of market	25%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

	Principal
	Amount		Value

BONDS AND NOTES: 83.0%
Argentina: 8.5%
USD	4,405,000	Argentina Boden Bond 7.00%, 10/03/15	$4,041,588

Cayman Islands: 1.1%
USD	650,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) Reg S	540,475

Ghana: 3.8%
		Ghana Government Bonds
USD	400,000	13.00%, 06/02/14	199,967
	1,800,000	14.25%, 07/29/13	934,439
	800,000	14.99%, 03/11/13	421,874
	500,000	19.00%, 01/14/13	267,256

			1,823,536

Ireland: 4.2%
RUB	60,000,000	RZD Capital Ltd. 8.30%, 04/02/19 Reg S	1,993,108

Malaysia: 3.6%
MYR	5,304,000	Malaysia Government Bond 3.42%, 08/15/22	1,717,229

Mexico: 6.8%
		Mexican Bonos
MXN	8,000,000	6.50%, 06/09/22	679,014
	12,500,000	7.75%, 11/13/42	1,131,093
	16,700,000	Petroleos Mexicanos 7.65%, 11/24/21 Reg S	1,418,723

			3,228,830

Netherlands: 1.4%
USD	825,000	Marfrig Holding Europe BV 8.38%, 05/09/18 Reg S	676,500

Nigeria: 9.9%
		Nigeria Government Bonds
USD	400,000,000	10.50%, 03/18/14	2,510,687
	100,000,000	16.00%, 06/29/19	715,013
	200,000,000	16.39%, 01/27/22	1,519,338

			4,745,038

Philippines: 2.1%
		Philippine Government International Bonds
PHP	19,000,000	4.95%, 01/15/21	481,656
	20,000,000	6.25%, 01/14/36	535,514

			1,017,170

Portugal: 7.4%
EUR	4,950,000	Portugal Obrigacoes do Tesouro OT 4.10%, 04/15/37	3,541,803

Russia: 4.0%
RUB	55,000,000	Russian Foreign Bond - Eurobond 7.85%, 03/10/18 Reg S	1,895,336

Singapore: 2.1%
USD	1,250,000	Bumi Investment Pte Ltd. 10.75%, 10/06/14 (c) Reg S	981,250

South Korea: 2.2%
KRW	1,150,000,000	Korea Treasury Bond 3.50%, 03/10/17	1,063,501

Supranational: 3.7%
INR	95,000,000	Inter-American Development Bank 2.50%, 03/11/13	1,767,077

Thailand: 1.7%
		Thailand Government Bonds
THB	12,000,000	3.25%, 06/16/17	387,915
	13,000,000	3.65%, 12/17/21	425,720

			813,635

Turkey: 3.4%
		Turkey Government Bonds
TRY	1,325,000	6.85%, 05/15/13 ^	706,900
	1,750,000	6.96%, 07/17/13 ^	922,415

			1,629,315

Uruguay: 6.8%
USD	14,000,000	Uruguay Notas del Tesoro 10.25%, 08/22/15 #	668,979
		Uruguay Treasury Bills
	7,000,000	8.26%, 11/06/12 # ^	330,423
	4,500,000	9.15%, 02/13/13 # ^	207,141
	36,000,000	9.41%, 11/21/12 # ^	1,568,091
	10,000,000	9.63%, 09/09/13 # ^	470,310

			3,244,944

Venezuela: 10.3%
USD	3,030,000	Petroleos de Venezuela S.A. 12.75%, 02/17/22 Reg S	3,105,750
	1,775,000	Venezuela Government International Bond 11.75%, 10/21/26 Reg S	1,792,750

			4,898,500

Total Bonds and Notes (Cost: $39,332,892)			39,618,835

	Number
	of Shares

MONEY MARKET FUND: 12.7% (Cost: $6,091,582)
	6,091,582	AIM Treasury Portfolio - Institutional Class	6,091,582

Total Investments: 95.7% (Cost: $45,424,474)			45,710,417
Other assets less liabilities: 4.3%			2,039,142

NET ASSETS: 100.0%			$47,749,559

EUR	Euro
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,244,944 which represents 6.8% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Coal	2.1%	$981,250
Food - Meat Products	1.5	676,500
Food - Miscellaneous / Diversified	1.2	540,475
Government	67.6	30,903,029
Money Market Funds	13.3	6,091,582
Oil Company - Integrated	9.9	4,524,473
Transport-Rail	4.4	1,993,108

	100.0%	$45,710,417

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Bonds and Notes*	$—	$39,618,835	$—	$39,618,835
Money Market Fund	6,091,582	—	—	6,091,582

Total	$6,091,582	$39,618,835	$—	$45,710,417

* See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedules of Investments

VAN ECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation– The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds’ may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy (as described below). Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes – As of September 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CM Commodity Index Fund	$132,473,438	$4,252	$(1,490)	$2,762
Emerging Markets Fund	83,719,183	16,956,004	(6,767,137)	10,188,867
Global Hard Assets Fund	3,864,451,307	588,292,089	(320,863,608)	267,428,481
International Investors Gold Fund	1,023,861,065	660,969,644	(183,769,350)	477,200,294
Multi-Manager Alternatives Fund	65,447,758	4,050,458	(2,082,622)	1,967,836
Unconstrained Emerging Markets Bond Fund	45,424,474	651,857	(365,914)	285,943

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 26, 2012